Credit facilities (Tables)	12 Months Ended
Sep. 30, 2024
Credit Facilities
Schedule of short term bank loans

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount

Bank of Chengdu	November 28, 2024 (Fully repaid in November 2024)	4.00%	Guaranteed by Ke Chen and Jinshan Yao	$155,324
Bank of Chengdu	December 18, 2024 (Fully repaid in December 2024)	4.00%	Guaranteed by Ke Chen and Jinshan Yao, and pledged by the Company’s two registered patents	427,497
Bank of China	November 28, 2024 (Fully repaid in November 2024)	3.45%	No collateral or guarantee	427,497
Rural Commercial Bank of China	April 2, 2025	4.00%	Guaranteed by Ke Chen, Jinshan Yao and Chengdu Wuhou Small and Medium-sized Enterprise Financing Guarantee Co., Ltd.	284,998
Industrial and Commercial Bank of China	September 10, 2025	3.45%	Guaranteed by Chengdu Tiantou Financing Guarantee Co., Ltd.	564,294
Total				$1,859,610

Outstanding balances on short-term bank loans consist of the following as of September 30, 2023:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount

Rural Commercial Bank of China	January 10, 2024 (Fully repaid in January 2024)	4.15%	Guaranteed by Shanyou Electromechanical, Ke Chen, Jinshan Yao and Chengdu Small Enterprise Financing Guarantee Co., Ltd.	$411,185
Rural Commercial Bank of China	December 5, 2023 (Fully repaid in December 2023)	5.40%	Guaranteed by Shanyou Electromechanical, Ke Chen, Jinshan Yao and Chengdu Small Enterprise Financing Guarantee Co., Ltd.	479,714
Rural Commercial Bank of China	December 7, 2023 (Fully repaid in December 2023)	5.40%	Guaranteed by Shanyou Electromechanical, Ke Chen, Jinshan Yao and Chengdu Small Enterprise Financing Guarantee Co., Ltd.	342,654
Bank of China	November 30, 2023 (Fully repaid in November 2023)	3.85%	No collateral or guarantee	685,307
Total				$1,918,860

Schedule of long term loans

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount

Bank of Chengdu	December 20, 2025	4.00%	Guaranteed by Ke Chen and Jinshan Yao and pledged by two real estate properties owned by Ke Chen, Jinshan Yao and Ke Chen’s immediate family	$569,995

Outstanding balances on long-term bank loans consist of the following as of September 30, 2023:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount

Weizhong Bank	February 23, 2025 (Fully repaid in September 2024)	18.00%	Guaranteed by Ke Chen	$223,295

 Long-term loans – third party

Outstanding balances on long-term third-party loans consist of the following as of September 30, 2023:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount

Huaneng Guicheng Trust	February 23, 2025 (Fully repaid in September 2024)	18.00%	Guaranteed by Ke Chen	$67,960